UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

The schedule of investments as of the close of the reporting period ended September 30, 2014 is filed herewith.

Portfolio of Investments (unaudited)

As of September 30, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.0%
COMMON STOCKS—83.5%
ARGENTINA—3.0%
ENERGY EQUIPMENT & SERVICES—3.0%
147,000	Tenaris SA, ADR	$6,695,850

BRAZIL—50.4%
BANKS —8.3%
1,310,970	Banco Bradesco SA	18,745,358

BEVERAGES—3.7%
1,272,541	AMBEV SA	8,338,906

COMMERCIAL SERVICES & SUPPLIES—1.1%
154,200	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,412,771

DIVERSIFIED FINANCIAL SERVICES—1.4%
680,563	BM&F Bovespa SA	3,111,225

FOOD PRODUCTS—1.7%
158,368	BRF SA	3,768,094

HEALTH CARE PROVIDERS & SERVICES—1.3%
831,000	OdontoPrev SA	3,021,509

MACHINERY—1.4%
266,297	WEG SA	3,108,203

METALS & MINING—6.3%
1,277,359	Vale SA, ADR	14,063,723

MULTILINE RETAIL—4.3%
333,096	Lojas Renner SA	9,672,746

OIL, GAS & CONSUMABLE FUELS—3.5%
46,000	Petroleo Brasileiro SA, ADR	652,740
341,000	Ultrapar Participacoes SA, ADR	7,201,920
		7,854,660
PERSONAL PRODUCTS—2.5%
375,000	Natura Cosmeticos SA	5,665,407

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.9%
433,334	Multiplan Empreendimentos Imobiliarios SA	8,872,924

ROAD & RAIL—1.8%
274,050	Localiza Rent a Car SA	3,973,459

SOFTWARE—1.2%
176,000	Totvs SA	2,676,940

SPECIALTY RETAIL—1.8%
397,000	Cia Hering	4,022,306

TEXTILES, APPAREL & LUXURY GOODS—2.5%
470,254	Arezzo Industria e Comercio SA	5,609,812

TOBACCO—2.0%
558,000	Souza Cruz SA	4,490,900

TRANSPORTATION INFRASTRUCTURE—1.7%
289,400	Wilson Sons Ltd., BDR	3,877,978
		113,286,921

See Notes to Portfolio of Investments.

Aberdeen Latin America Equity Fund, Inc.

CHILE—6.8%
AIRLINES—0.1%
23,143	Latam Airlines Group SA(a)	$265,215

BANKS —3.2%
11,923,217	Banco de Chile	1,467,442
25,113,969	Banco Santander Chile	1,393,879
199,000	Banco Santander Chile, ADR	4,395,910
		7,257,231
BEVERAGES—0.5%
540,000	Vina Concha y Toro SA	1,052,602

ELECTRIC UTILITIES—0.5%
3,780,000	Enersis SA	1,196,228

INDUSTRIAL CONGLOMERATES—0.1%
18,518	Antarchile SA	239,921

INFORMATION TECHNOLOGY SERVICES—0.6%
592,000	Sonda SA	1,375,651

MULTILINE RETAIL—0.3%
77,000	S.A.C.I. Falabella	579,906

OIL, GAS & CONSUMABLE FUELS—0.6%
98,000	Empresas COPEC SA	1,202,524

PAPER & FOREST PRODUCTS—0.3%
298,570	Empresas CMPC SA	706,276

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
692,000	Parque Arauco SA	1,330,380
		15,205,934
COLOMBIA—3.2%
BANKS —1.7%
268,000	Bancolombia SA	3,663,338

FOOD & STAPLES RETAILING—1.5%
233,901	Almacenes Exito SA	3,423,626
		7,086,964
MEXICO—18.5%
BANKS —4.1%
1,432,097	Grupo Financiero Banorte SAB de CV	9,171,264

BEVERAGES—4.5%
111,402	Fomento Economico Mexicano SAB de CV, ADR	10,254,554

FOOD & STAPLES RETAILING—3.6%
1,149,000	Organizacion Soriana SAB de CV	3,816,454
1,750,000	Wal-Mart de Mexico SAB de CV, Series V	4,404,155
		8,220,609
HOUSEHOLD PRODUCTS—1.7%
1,586,700	Kimberly-Clark de Mexico SAB de CV	3,743,906

TRANSPORTATION INFRASTRUCTURE—4.6%
152,000	Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)	5,368,640
38,134	Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	4,899,838
		10,268,478
		41,658,811

See Notes to Portfolio of Investments.

PERU—1.6%
CONSTRUCTION & ENGINEERING—1.6%
246,711		Grana y Montero SA, ADR	$3,705,599
		Total Common Stocks	187,640,079

PREFERRED STOCKS—15.5%
BRAZIL—14.8%
BANKS —5.8%
890,025		Itau Unibanco Holding SA, ADR, Preferred Shares	12,353,547
40,623		Itau Unibanco Holding SA, Preferred Shares	562,109
			12,915,656
METALS & MINING—2.7%
391,800		Bradespar SA, Preferred Shares	2,868,371
335,117		Vale SA, ADR, Preferred Shares	3,253,986
			6,122,357
OIL, GAS & CONSUMABLE FUELS—6.3%
953,433		Petroleo Brasileiro SA, ADR, Preferred Shares	14,196,617
			33,234,630
CHILE—0.7%
BEVERAGES—0.5%
318,000		Embotelladora Andina SA, Class B, Preferred Shares	1,028,679

CHEMICALS—0.2%
18,800		Sociedad Quimica y Minera de Chile SA, Class B, Preferred Shares	487,777
			1,516,456
		Total Preferred Stocks	34,751,086

PRIVATE EQUITY —0.0%
GLOBAL—0.0%
2,237,292	(b)	Emerging Markets Ventures I, L.P.(a)(c)(d)(e)(f)	80,095
		Total Private Equity	80,095
		Total Long-Term Investments—99.0% (cost $190,629,564)	222,471,260

SHORT-TERM INVESTMENT—0.7%
$1,525,000		Repurchase Agreement, Fixed Income Clearing Corp., 0.00% dated 09/30/2014, due 10/01/2014 repurchase price $1,525,000, collateralized by U.S. Treasury Note, maturing 06/30/2021; total market value of $1,560,000	1,525,000
		Total Short-Term Investment—0.7% (cost $1,525,000)	1,525,000
		Total Investments—99.7% (cost $192,154,564) (g)	223,996,260
		Other Assets in Excess of Liabilities—0.3%	747,251
		Net Assets—100.0%	$224,743,511

(a)                                 Non-income producing security.

(b)                                 Represents contributed capital.

(c)                                  Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(d)                                 Illiquid security.

(e)                                  Restricted security, not readily marketable.

(f)                                   As of September 30, 2014, the aggregate amount of open commitments for the Fund is $262,708.

(g)                                  See Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

ADR                          American Depositary Receipt

BDR                          Brazilian Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

September 30, 2014

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors (the “Board”). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund also invests in a private equity private placement security, which represented 0.04% of the net assets of the Fund as of September 30, 2014. The private equity private placement security is deemed to be a restricted security. In the absence of a readily ascertainable market value, this security is valued at fair value as determined in good faith by, or under the direction of the Board, under procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although this security may be resold in privately negotiated transactions, the price realized on such sale could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material. This security is categorized as Level 3 investment. Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of this investment, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in Level 2 measurements to valuations based upon adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation.

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2014

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments	$222,391,165	$—	$—	$222,391,165
Private Equity	—	—	80,095	80,095
Short-Term Investment	—	1,525,000	—	1,525,000
Total	$222,391,165	$1,525,000	$80,095	$223,996,260

Amounts listed as “—” are $0 or round to $0.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended September 30, 2014, there were no transfers between Level 1, Level 2, or  Level 3. During the period ended September 30, 2014, there have been no significant changes to the fair valuation methodologies.

The significant unobservable inputs used in the fair value measurement of the Fund’s private equity holdings are audited financial statements, interim financial statements, capital calls, and distributions. These unobservable inputs are used by taking the most recent quarterly valuation statements and adjusting the value using the unobservable inputs mentioned above. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

	Fair Value at 9/30/14	Valuation Technique	Unobservable Inputs	Range

Private Equity	$80,095	Partner Capital Value/Net Asset Value	Capital Calls & Distributions	$0 - ($12,190)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Contributed	Distributions / Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of 9/30/2014
Private Equity	$95,465	$—	$—	$(3,180)	$—	$(12,190)	$—	$—	$80,095
Total	$95,465	$—	$—	$(3,180)	$—	$(12,190)	$—	$—	$80,095

Change in unrealized appreciation/depreciation relating to investments still held at September 30, 2014 is ($3,180).

Notes to Portfolio of Investments (unaudited) (concluded)

September 30, 2014

b. Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on individual repurchase agreements, see the portfolio of investments. The Fund held a repurchase agreement of $1,525,000 as of September 30, 2014. The value of the related collateral exceeded the value of the repurchase agreement at September 30, 2014.

c. Restricted Securities:

Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

			Fair Value	Percent of	Distributions	Open
Security	Acquisition Date(s)	Cost	At 09/30/14	Net Assets	Received	Commitments
Emerging Markets Ventures l, L.P.	01/22/98 - 01/10/06	$773,482	$80,095	0.04	$2,570,956	$262,708
Total		$773,482	$80,095	0.04	$2,570,956	$262,708

The Fund may incur certain costs in connection with the disposition of the above securities.

d. Federal Income Tax Cost

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$192,154,564	$49,552,606	$(17,710,910)	$31,841,696

Item 2. Controls and Procedures

a)             The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

a)             Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 25, 2014

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: November 25, 2014